Putnam ESG Ultra Short ETF
The fund's portfolio
1/31/23 (Unaudited)

CORPORATE BONDS AND NOTES (72.8%)(a)
	Principal amount	Value
Banking (41.5%)
Bank of America Corp. sr. unsec. FRN Ser. GMTN, (ICE LIBOR USD 3 Month + 0.96%), 5.775%, 7/23/24	$100,000	$100,261
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 3.458%, 3/15/25	100,000	98,063
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.71%), 4.984%, 3/8/24 (Canada)	100,000	100,157
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.32%), 4.644%, 7/9/24 (Canada)	100,000	99,612
Bank of Nova Scotia (The) sr. unsec. notes 1.625%, 5/1/23 (Canada)	100,000	99,217
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR + 0.38%), 4.559%, 7/31/24 (Canada)	100,000	99,619
Barclays PLC sr. unsec. unsub. FRN 1.007%, 12/10/24 (United Kingdom)	250,000	240,556
BNP Paribas SA 144A sr. unsec. unsub. notes 3.50%, 3/1/23 (France)	200,000	199,797
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.42%), 4.743%, 10/18/24 (Canada)	100,000	99,555
Cooperatieve Rabobank UA 144A sr. unsec. unsub. notes 3.875%, 9/26/23 (Netherlands)	250,000	248,313
Credit Agricole SA/London 144A sr. unsec. unsub. notes 3.25%, 10/4/24 (United Kingdom)	250,000	242,741
ING Groep NV sr. unsec. notes 4.10%, 10/2/23 (Netherlands)	200,000	198,737
Intesa Sanpaolo SpA company guaranty sr. unsec. notes 5.25%, 1/12/24 (Italy)	200,000	199,578
JPMorgan Chase & Co. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.89%), 5.705%, 7/23/24	100,000	100,241
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR + 0.58%), 4.899%, 3/16/24	100,000	100,021
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.86%), 5.682%, 7/26/23 (Japan)	100,000	100,244
Mizuho Financial Group, Inc. sr. unsec. FRN 1.241%, 7/10/24 (Japan)	200,000	196,224
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	100,000	100,163
Sumitomo Mitsui Financial Group, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.80%), 5.592%, 10/16/23 (Japan)	100,000	100,209
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.91%), 5.184%, 3/8/24 (Canada)	100,000	100,394
UBS Group AG 144A sr. unsec. FRN 4.49%, 8/5/25 (Switzerland)	200,000	198,056
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.30%), 4.467%, 11/18/24 (Australia)	100,000	99,639

		3,121,397
Capital goods (2.0%)
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 1.00%), 5.324%, 4/5/24	150,000	150,054

		150,054
Communication services (4.6%)
American Tower Corp. sr. unsec. notes 0.60%, 1/15/24(R)	100,000	95,878
AT&T, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 1.18%), 5.915%, 6/12/24	150,000	151,592
Verizon Communications, Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.10%), 5.706%, 5/15/25	100,000	101,345

		348,815
Consumer cyclicals (6.9%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.84%), 3.82%, 4/1/25	74,000	73,821
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.25%, 5/15/23	100,000	99,797
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 1.75%, 3/10/23	150,000	149,529
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 0.875%, 11/22/23	200,000	192,997

		516,144
Financial (1.3%)
Macquarie Group, Ltd. 144A sr. unsec. unsub. notes 6.207%, 11/22/24 (Australia)	100,000	101,952

		101,952
Insurance (2.7%)
MassMutual Global Funding II 144A FRN (US SOFR + 0.36%), 4.683%, 4/12/24	200,000	199,851

		199,851
Investment banking/Brokerage (4.6%)
Deutsche Bank AG sr. unsec. unsub. notes Ser. E, 0.962%, 11/8/23 (Germany)	150,000	145,446
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.50%), 4.789%, 9/10/24	100,000	99,675
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (ICE LIBOR USD 3 Month + 1.22%), 5.77%, 5/8/24	100,000	100,221

		345,342
Real estate (6.6%)
AvalonBay Communities, Inc. sr. unsec. notes Ser. GMTN, 2.85%, 3/15/23(R)	100,000	99,783
Boston Properties, LP sr. unsec. unsub. notes 3.80%, 2/1/24(R)	100,000	98,604
Public Storage sr. unsec. FRN (US SOFR + 0.47%), 4.793%, 4/23/24	100,000	99,713
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26(R)	100,000	100,275
Simon Property Group LP sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.43%), 4.753%, 1/11/24(R)	100,000	99,389

		497,764
Utilities and power (2.6%)
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	100,000	96,630
Enbridge, Inc. company guaranty sr. unsec. notes 0.55%, 10/4/23 (Canada)	100,000	97,022

		193,652

Total corporate bonds and notes (cost $5,473,700)		$5,474,971

ASSET-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
Ford Credit Auto Owner Trust Ser. 20-C, Class A3, 0.41%, 7/15/25	$39,894	$38,764

Total asset-backed securities (cost $38,666)		$38,764

COMMERCIAL PAPER (26.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value
American Honda Finance Corp.	5.016	3/13/23	$100,000	$99,455
Autonation, Inc.	4.851	2/1/23	300,000	299,960
Aviation Capital Group, LLC	4.981	2/1/23	300,000	299,963
Conagra Brands, Inc.	4.851	2/1/23	250,000	249,966
Crown Castle, Inc.	4.965	2/7/23	250,000	249,757
Eastman Chemical Co.	4.654	2/2/23	250,000	249,937
Oracle Corp.	4.656	2/9/23	250,000	249,706
Targa Resources Corp.	5.051	2/1/23	264,000	263,969

Total commercial paper (cost $1,962,950)				$1,962,713
TOTAL INVESTMENTS

Total investments (cost $7,475,316)				$7,476,448

	Key to holding's abbreviations
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 19, 2023 (commencement of operations) through January 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $7,515,920.
(NON)	This security is non-income-producing.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	60.3%
	Canada	9.3
	United Kingdom	6.5
	Netherlands	6.0
	Japan	5.3
	Australia	2.7
	France	2.7
	Italy	2.7
	Switzerland	2.6
	Germany	1.9

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$38,764	$—
Commercial paper	—	1,962,713	—
Corporate bonds and notes	—	5,474,971	—

Totals by level	$—	$7,476,448	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com